Accounts Receivable - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
OPM
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 27,700	$ 25,600	$ 15,600
Unbilled Revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contract closeouts	3,700	3,600	4,400
Accounts receivable, gross	$ 128,489	$ 129,488	$ 110,443